Insurance Contract Liabilities - Reconciliation to the LIC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Estimates of undiscounted gross cumulative claims
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	$ 44,110.0	$ 41,221.8	$ 36,306.4	$ 32,329.1	$ 28,700.5	$ 26,528.3	$ 25,426.9	$ 25,284.5
Effect of discounting	(6,652.8)
Risk adjustment for non-financial risk	3,364.9
Other	227.2
Liability for incurred claims	41,049.3
Estimates of undiscounted gross cumulative claims | GMM
Insurance Contract Liabilities
Liability for incurred claims	(887.4)
Estimates of undiscounted gross cumulative claims | PAA
Insurance Contract Liabilities
Liability for incurred claims	40,161.9
Estimates of undiscounted gross cumulative claims | PAA | Estimates of present value of future cash flows
Insurance Contract Liabilities
Liability for incurred claims	37,370.7
Estimates of undiscounted gross cumulative claims | PAA | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Liability for incurred claims	2,791.2
Estimates of undiscounted net cumulative claims
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	34,197.6	$ 31,618.1	$ 27,800.1	$ 24,068.6	$ 21,468.6	$ 19,858.9	$ 19,334.7	$ 19,750.1
Effect of discounting	(5,157.7)
Risk adjustment for non-financial risk	2,364.9
Other	(663.1)
Liability for incurred claims	30,741.7
Estimates of undiscounted net cumulative claims | GMM
Insurance Contract Liabilities
Liability for incurred claims	(876.8)
Estimates of undiscounted net cumulative claims | PAA
Insurance Contract Liabilities
Liability for incurred claims	29,864.9
Liability for incurred claims, net of reinsurance (PAA)	29,864.9
Estimates of undiscounted net cumulative claims | PAA | Estimates of present value of future cash flows
Insurance Contract Liabilities
Liability for incurred claims	27,920.9
Estimates of undiscounted net cumulative claims | PAA | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Liability for incurred claims	1,944.0
LIC | PAA
Insurance Contract Liabilities
Liability for incurred claims, net of reinsurance (PAA)	40,161.9
LIC | PAA | Estimates of present value of future cash flows
Insurance Contract Liabilities
Liability for incurred claims	37,370.7
LIC | PAA | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Liability for incurred claims	2,791.2
AIC | PAA
Insurance Contract Liabilities
Liability for incurred claims, net of reinsurance (PAA)	10,297.0
AIC | PAA | Estimates of present value of future cash flows
Insurance Contract Liabilities
Liability for incurred claims	9,449.8
AIC | PAA | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Liability for incurred claims	$ 847.2